Financial result - Narrative (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Increase (decrease) in foreign exchange gain (loss)	SFr 135.4
Foreign exchange gain / (loss)	SFr (139.9)	SFr (4.5)	SFr (154.4)	SFr 72.3